Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization and Business Description [Abstract]
Schedule of consolidated financial statements
	December 31, 2021	December 31, 2020
Total current asset	$159,234,732	$43,832,012
Total assets	$160,885,760	$47,223,358
Total current liabilities	$90,440,038	$11,146,286
Total liabilities	$90,589,026	$11,826,417

	For the year ended December 31, 2021	For the year ended December 31, 2020
Revenue generated from service	$92,067,474	$42,190,191
Revenue generated from sales	68,132,237	-
Total revenue	$160,199,711	$42,190,191
Net income	$33,612,404	$11,583,787

	For the year ended December 31, 2021	For the year ended December 31, 2020
Net cash provided by operating activities	$525,753	$2,560,400
Net cash provided by (used in) investing activities	$569,301	$(13,321,524)
Net cash (used in) provided by financing activities	$(919,642)	$4,051,162

Schedule of revenue from financial services disaggregated by nature
	For the year ended December 31,
	2021	2020	2019
One-time commission fees	$90,853,014	$42,082,585	$2,525,524
Recurring service fees	1,214,460	107,606	-
Total	$92,067,474	$42,190,191	$2,525,524

Schedule of financial instruments measured at fair value on a recurring basis
	Fair value as of December 31,	Fair value measurement at reporting date
Description	2021	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products and structure deposits	$40,666,617	$-	$40,666,617	-

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2020	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products	$4,680,843	$-	$4,680,843	$-

Schedule of property and equipment
Useful life
Transportation equipment	4 years
Office equipment	3 - 5 years
Electronic equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

Schedule of intangible assets, net
Useful life
Software	3-5 years
Trademarks	3-5 years
Technology	5-10 years

Schedule of currency exchange rates
	December 31, 2021	December 31, 2020	December 31, 2019

Balance sheet items, except for equity accounts	US$1=RMB 6.3726	US$1=RMB 6.5250	US$1=RMB 6.9618
Items in the statements of income and cash flows	US$1=RMB 6.4508	US$1=RMB 6.9042	US$1=RMB 6.9081
Balance sheet items, except for equity accounts	US$1=HKD 7.7996	US$1=HKD 7.7534	US$1=HKD 7.7894
Items in the statements of income and cash flows	US$1=HKD 7.7727	US$1=HKD 7.7559	US$1=HKD 7.8351